Business and Basis of Presentation (Transition Adjustment Roll Forward Of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Thousands			12 Months Ended
		Jan. 01, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income Transition Adjustment [Roll Forward]
Beginning Balance	[1]		$ 101,987
Ending Balance	[1]		(36,190)	$ 101,987
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income Transition Adjustment [Roll Forward]
Beginning Balance		$ 185,407	101,987	185,407	$ 85,635
Ending Balance		176,078	(36,190)	101,987	185,407
As Previously Reported
Accumulated Other Comprehensive Income Transition Adjustment [Roll Forward]
Beginning Balance			130,653
Ending Balance			(188,151)	130,653
As Previously Reported | Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income Transition Adjustment [Roll Forward]
Beginning Balance		185,407		185,407
Ending Balance					$ 185,407
Effect of Change
Accumulated Other Comprehensive Income Transition Adjustment [Roll Forward]
Beginning Balance			(28,666)
Ending Balance			$ 151,961	$ (28,666)
Effect of Change | Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income Transition Adjustment [Roll Forward]
Interest rate remeasurement of future policy benefits		(57,440)
Reclassification of market risk benefits non-performance risk to accumulated other comprehensive income		60,792
Unwinding amounts related to unrealized investment gains and losses		(15,161)
Total pre-tax adjustments		(11,809)
Tax impacts		$ 2,480

[1]	Amounts adjusted for the implementation of Accounting Standards Update ("ASU") 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.